DISCONTINUED OPERATIONS - LOSS OF CONTROL - Disclosure of net assets and liabilities of discontinued operations (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Dec. 01, 2022
Current assets
Cash, cash equivalents, and restricted cash	$ 38,555	$ 13,127
Prepaid expenses	183,872	30,947
Accounts receivable	0	6,870
Inventories	0	2,175
Sales tax receivable	5,826	9,083
Non-current assets
Equipment	0	24,801
Right-of-use asset	0	61,198	$ 72,734
LIABILITIES
Accounts payable	77,126	1,063,863
Lease liability	0	66,403
Due to related parties	372,650	705,672
Deferred revenue	0	124,918
Loans payable	48,000	127,019
Carrying value of net liabilities immediately prior to loss of control of subsidiary	6,579,724
Receivable from subsidiary	(5,489,431)
Reclassification of foreign currency translation	(95,151)
Gain from loss of control of subsidiaries	995,142	(1,949,330)	$ (2,191,326)
PRT USA [Member]
Current assets
Cash, cash equivalents, and restricted cash				$ 9,700
Prepaid expenses				8,313
Accounts receivable				6,831
Inventories				2,163
Total current assets of discontinued operations				27,007
Non-current assets
Equipment				5,919
Right-of-use asset				38,189
Total non-current assets of discontinued operations				44,108
Assets of discontinued operations				71,115
LIABILITIES
Accounts payable				284,181
Lease liability				671,205
Due to related parties				4,608,071
Liabilities of discontinued operation				4,941,738
Carrying value of net liabilities immediately prior to loss of control of subsidiary	4,870,623
Receivable from subsidiary	(4,248,018)
Reclassification of foreign currency translation	(123,484)
Gain from loss of control of subsidiaries	499,121	0
PRT UK [Member]
Current assets
Cash, cash equivalents, and restricted cash				3,852
Prepaid expenses				8,983
Total current assets of discontinued operations				12,835
Non-current assets
Equipment				9,171
Right-of-use asset				24,686
Total non-current assets of discontinued operations				33,857
Assets of discontinued operations				46,692
LIABILITIES
Accounts payable				455,062
Lease liability				26,456
Due to related parties				919,436
Deferred revenue				124,918
Liabilities of discontinued operation				1,527,886
Carrying value of net liabilities immediately prior to loss of control of subsidiary	1,481,194
Receivable from subsidiary	(1,120,913)
Reclassification of foreign currency translation	25,310
Gain from loss of control of subsidiaries	385,591	0
Tetra Drones [Member]
Current assets
Sales tax receivable				435
Total current assets of discontinued operations				435
Non-current assets
Equipment				9,982
Total non-current assets of discontinued operations				9,982
Assets of discontinued operations				10,417
LIABILITIES
Bank overdrafts				16,294
Accounts payable				12,043
Due to related parties				209,738
Loans payable				249
Liabilities of discontinued operation				$ 238,324
Carrying value of net liabilities immediately prior to loss of control of subsidiary	227,907
Receivable from subsidiary	(120,500)
Reclassification of foreign currency translation	3,023
Gain from loss of control of subsidiaries	$ 110,430	$ 0